17. Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Federal Home Loan Bank advances outstanding	$ 67,698
Available credit at FHLB	56,000
Secured lines of available credit	5,000
Commercial and Residential Mortgage Loan [Member]
Loss Contingencies [Line Items]
Mortgage loans	$ 145,794